RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Statement [Line Items]
Schedule of Related Party Balances and Transactions
	December 31	December 31
Payables to related parties	2025	2024
Key management personnel ("KMP") (a)	$51	$48
HDSI (b)	104	219
RSU Liabilities (note 6(e))	1,402	–
Total	$1,557	$267
Transaction	2025	2024
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,133	$1,949
Amounts paid and payable to KMP [2]	1,969	2,020
	4,102	3,969
Share-based compensation [3]	1,452	27
Total compensation	$5,554	$3,996

Key Management Personnel
Statement [Line Items]
Schedule of Outstanding Balances
Transactions	2025	2024
Services rendered by HDSI:
Technical [1]
Engineering	$264	$187
Environmental	121	60
Other technical services	53	38
	438	285
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,582	2,530
Shareholder communication	583	596
	3,165	3,126

Total for services rendered	3,603	3,411

Reimbursement of third-party expenses
Conferences and travel	294	221
Insurance	74	74
Office supplies and information technology [2]	545	557
Total reimbursed	913	852

Total	$4,516	$4,263